UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glenrock Inc.

Address:  623 Fifth Ave, Suite 3101
          New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz              New York, New York         February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $167,552
                                         (thousands)


List of Other Included Managers: None


                                                   FORM 13F INFORMATION TABLE
                                                          Glenrock Inc.
                                                        December 31, 2010


COLUMN 1                        COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                TITLE                       VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP       (x1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------                  --------        -----       -------   -------    --- ----  ----------  --------  ----  ------ ----
ACCENTURE PLC IRELAND           SHS CLASS A     G1151C101    8,001      165,000  SH        SOLE        NONE       165,000
APPLIED MATLS INC                  COM          038222105    5,758      409,800  SH        SOLE        NONE       409,800
BANK OF AMERICA CORPORATION        COM          060505104    2,335      175,000  SH        SOLE        NONE       175,000
BANK OF AMERICA CORPORATION        COM          060505104    4,669      350,000      CALL              NONE       350,000
BARRICK GOLD CORP                  COM          067901108    4,573       86,000  SH        SOLE        NONE        86,000
BJS WHOLESALE CLUB INC             COM          05548J106    5,030      105,000  SH        SOLE        NONE       105,000
COBALT INTL ENERGY INC             COM          19075F106    9,890      810,000  SH        SOLE        NONE       810,000
DELL INC                           COM          24702R101   10,795      796,700  SH        SOLE        NONE       796,700
GENCORP INC                        COM          368682100    9,528    1,843,000  SH        SOLE        NONE     1,843,000
GENZYME CORP                       COM          372917104    7,690      108,000  SH        SOLE        NONE       108,000
HOLOGIC INC                        COM          436440101   12,030      639,200  SH        SOLE        NONE       639,200
INTERPUBLIC GROUP COS INC          COM          460690100   13,753    1,295,000  SH        SOLE        NONE     1,295,000
J CREW GROUP INC                   COM          46612H402    4,573      106,000       PUT              NONE       106,000
MEDTRONIC INC                      COM          585055106      519       14,000  SH        SOLE        NONE        14,000
MICROSOFT CORP                     COM          594918104    9,210      330,000  SH        SOLE        NONE       330,000
NORDION INC                        COM          65563C105    8,027      704,700  SH        SOLE        NONE       704,700
NORTHGATE MINERALS CORP            COM          666416102    8,051    2,516,000  SH        SOLE        NONE     2,516,000
PATTERSON UTI ENERGY INC           COM          703481101    5,388      250,000  SH        SOLE        NONE       250,000
PETROHAWK ENERGY CORP              COM          716495106    5,475      300,000  SH        SOLE        NONE       300,000
PFIZER INC                         COM          717081103    4,255      243,000  SH        SOLE        NONE       243,000
ST JOE CO                          COM          790148100    2,404      110,000  SH        SOLE        NONE       110,000
SYMANTEC CORP                      COM          871503108      462       27,600  SH        SOLE        NONE        27,600
SUPERVALU INC                      COM          868536103    5,730      595,000  SH        SOLE        NONE       595,000
SUNTRUST BKS INC                   COM          867914103    5,976      202,500  SH        SOLE        NONE       202,500
VALERO ENERGY CORP NEW             COM          91913Y100    2,936      127,000  SH        SOLE        NONE       127,000
YAMANA GOLD INC                    COM          98462Y100    2,944      230,000  SH        SOLE        NONE       230,000
WAL MART STORES INC                COM          931142103    7,550      140,000  SH        SOLE        NONE       140,000

01828-0005 #1168346